Commitments and Contingencies - Supplemental disclosures of operating cost and cash flow information related to operating leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Cost of operating leases	$ 138	$ 141	$ 279	$ 124
Cash paid for operating leases	$ 154	$ 99	$ 248	$ 21